Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Undistributed Earnings from Foreign Subsidiaries	$ 2,600,000,000
Unrecognized Tax Benefit, interest expense	6,000,000	8,000,000	18,000,000
Unrecognized Tax Benefit, Liability for accrued interest	$ 1,000,000	$ 3,000,000